Document and Entity Information	Apr. 30, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	JPMORGAN CHASE & CO
Amendment Flag	false
Entity Central Index Key	0000019617
Document Type	8-K
Document Period End Date	Apr. 30, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-5805
Entity Tax Identification Number	13-2624428
Entity Address, Address Line One	383 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10179
City Area Code	(212)
Local Phone Number	270-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock
Trading Symbol	JPM
Security Exchange Name	NYSE
Depositary Shares Each Representing A One Four Hundredth Interest In A Share Of 6.10 Not Cumulative Preferred Stock Series Aa 6 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of6.10% Non-Cumulative Preferred Stock, Series AA
Trading Symbol	JPM PR G
Security Exchange Name	NYSE
Depositary Shares Each Representing A One Four Hundredth Interest In A Share Of 6.15 Not Cumulative Preferred Stock Series Bb 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of6.15% Non-Cumulative Preferred Stock, Series BB
Trading Symbol	JPM PR H
Security Exchange Name	NYSE
Depositary Shares Each Representing A One Four Hundredth Interest In A Share Of 5.75 Not Cumulative Preferred Stock Series Dd 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of5.75% Non-Cumulative Preferred Stock, Series DD
Trading Symbol	JPM PR D
Security Exchange Name	NYSE
Depositary Shares Each Representing A One Four Hundredth Interest In A Share Of 6.00 Not Cumulative Preferred Stock Series Ee 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of6.00% Non-Cumulative Preferred Stock, Series EE
Trading Symbol	JPM PR C
Security Exchange Name	NYSE
Depositary Shares Each Representing A One Four Hundredth Interest In A Share Of 4.75 Not Cumulative Preferred Stock Series Gg 4 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of4.75% Non-Cumulative Preferred Stock, Series GG
Trading Symbol	JPM PR J
Security Exchange Name	NYSE
Depositary Shares Each Representing A One Four Hundredth Interest In A Share Of 4.55 Not Cumulative Preferred Stock Series Jj 5 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a one-four hundredth interest in a share of4.55% Non-Cumulative Preferred Stock, Series JJ
Trading Symbol	JPM PR K
Security Exchange Name	NYSE
Alerian MLP Index ET Ns Due May 242024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Alerian MLP Index ETNs due May 24, 2024
Trading Symbol	AMJ
Security Exchange Name	NYSEArca
Guaranteeof Callable Ste Up Fixed Rate Notes Due April 262028of JP Morgan Chase Financial Company LLC [Member]
Document And Entity Information [Line Items]
Security 12b Title	Guarantee of Callable Step-Up Fixed Rate Notes due April 26, 2028 of JPMorganChase Financial Company LLC
Trading Symbol	JPM/28
Security Exchange Name	NYSE